Share-based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
19.	Share-based compensation

2010 share incentive plan

During the years presented, the Company granted share options to employees, officers and directors of the Group. There were no options granted to non-employees as of December 31, 2012, 2013 and 2014.

These options were granted with exercise prices denominated in the USD, which is the functional currency of the Company. The maximum term of any issued stock option is seven or ten years from the grant date. Stock options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;

(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. (1/48 of options shall be vested per month subsequently)

Stock options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Option Plan (“the 2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The amount of shares available for such grants as of December 31, 2014 is 8,043,115.

On June 11, 2014, board of directors of the Group decided to extended the contractual life for certain vested share options to June 11, 2015, because the maturity date of these options was from June to December in 2014, whereas, the lock-up period for the shares was 6 months from the IPO closing date, i.e. June 24, 2014, which would result in the expiration of these options before the exercise. The incremental share-based compensation of USD768 is recognized at the time of modification.

In the business combination of personal cloud storage business completed on September 5, 2014, the Group granted share options under the 2010 Plan to replace the unvested awards owned by the employees who are transferred to the Group, the portion of the fair-value-based measure of the replacement award attribute to pre-combination service of USD 303 thousand was allocated to the consideration, while the portion attribute to post-combination service of USD44 thousand was recorded as share based compensation expense over the remaining vesting period (See Note 3).

On December 1, 2014, board of directors of the Group approved the conversion of certain vested and unvested share options with relatively high exercise price into restricted shares. In this conversion, 3,776,711 share options were cancelled and 1,505,787 restricted shares were granted. The incremental share-based compensation of USD 2,214 thousand is recorded over the remaining vesting period of 2 to 4.5 years.

In November 2014, the Company issued to a depositary bank for American Depositary Shares, 10,000,000 common shares, which were reserved for the future exercise of share options or vesting of restricted shares.

The following table summarizes the share option activity for the years ended December 31, 2012, 2013 and 2014:

	Number of share options	Weighted average exercise price (USD)	Weighted- average grant-date fair value (USD)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding, December 31, 2011	20,891,782	1.30		3.87	43,068
Granted	320,000	2.73	1.59
Forfeited	(989,120)	1.72

Outstanding, December 31, 2012	20,222,662	1.30		2.82	40,788
Granted	1,076,761	3.33	1.27
Forfeited	(326,647)	3.32

Outstanding, December 31, 2013	20,972,776	1.37	—	2.03	39,420
Vested and expected to vest at December 31, 2013	20,701,286	1.32	0.40	1.89	41,014

Exercisable at December 31, 2013	19,382,156	1.17	0.31	1.67	40,771
Granted	1,566,381	3.23	1.01
Forfeited	(371,989)	3.96
Expired	(1,116,531)	0.26
Converted to restricted shares	(3,776,711)	3.14
Exercised (note a)	(7,333,641)	0.18

Outstanding, December 31, 2014	9,940,285	1.88		1.95	3,067
Vested and expected to vest at December 31, 2014	9,642,307	1.86	0.49	1.87	3,057

Exercisable at December 31, 2014	9,129,958	1.81	0.41	1.49	3,042

Note a: Of which 1,431,320 shares had been settled as of December 31, 2014.

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014:	—
Converted from share options	1,505,787	1.71
Vested	—
Forfeited	—

Unvested at December 31, 2014	1,505,787

Vested and expected to vest at December 31, 2014	1,279,919

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 20% for employees and nil for directors and advisors.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s common shares as of December 31, 2013 and 2014 and the exercise price.

Total fair values of share options vested as of December 31, 2013 and 2014 were USD 6,271 thousand and USD 7,923 thousand, respectively.

As of December 31, 2013 and 2014, there were USD 2,803 thousand and USD 1,462 thousand of unrecognized share-based compensation costs related to share options, which were expected to be recognized over a weighted-average vesting period of 2.66 and 2.84 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted to employees. The fair values of stock options granted during the years ended December 31, 2012, 2013 and 2014 were estimated using the following assumptions:

Options granted to employees

Years ended December 31,	2012	2013	2014
Risk-free interest rate(1)	0.67% to 0.92%	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—	—
Volatility rate(3)	53.9% to 54.5%	43.8% to 51.3%	40.07% to 43.3%
Expected term (in years)(4)	4.58	4.58	4.13 to 4.58

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.
(2)	The Company has no history or expectation of paying dividends on its common shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (“the 2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. The group appointed Leading Advice Holdings Limited (“Leading Advice”), a BVI company owned by the Group’s chairman and chief executive officer for no consideration, to administer the plan and is the Administrator. Leading Advice has no activities other than administering the plan and does not have employees. The Group has considered whether Leading Advice is a variable interest entity and, if so, whether the Group is the primary beneficiary. The Group concluded that it is not the primary beneficial of Leading Advice.

On behalf of the Group, the Administrator has the authority to select the eligible participants to whom awards will be granted: determine the types of awards and the number of shares covered: establish the terms, conditions and provisions of such awards; cancel or suspend awards; and, under certain conditions to accelerate the exercisability of awards. The Administrator is authorized to interpret the 2013 Plan; to establish, amend, and rescind any rules and regulations relating to the 2013 Plan; to determine the terms of agreements entered into with recipients under the 2013 Plan; and, to make all other determinations that may be necessary or advisable for the administration of the 2013 Plan. In the event of any disagreement between the Group and Leading Advice, the Group’s decision shall be final and binding.

In November 2013, the Company issued 9,073,732 common shares to Leading Advice. Although the shares were legally issued to Leading Advice, Leading Advice does not have any of the rights of a typical common share holder. Leading Advice 1) is not entitled to dividends 2) does not have the right to vote prior to vesting and 3) does not have the right to sell the unvested portion of the awards or awards that have not been granted. In addition, upon 1) the liquidation of Leading Advice 2) the dissolution of Leading Advice and 3) the expiration of the 2013 Plan, common shares not granted as awards shall be transferred back to the Group at no consideration. Given the structure of this arrangement, while the common shares have been legally issued, the common shares issued to Leading Advice do not have the attributes of unrestricted, issued and outstanding shares. Therefore, the 9,073,732 common shares issued to Leading Advice are accounted as treasury shares until these common shares are earned by the senior management or employees for service provided to the Group.

For the awards that have been granted and become vested, Leading Advice held shares for the grantees’ benefit and exercise the voting rights on their behalf. The grantees will be entitled to dividends and have the right to request Leading Advice to transfer vested award to a transferee designated by the grantees. Shares that have been granted and vested continued to be held by and voting rights exercised by Leading Advice on behalf of the grantee at the closing of a QIPO.

Before the closing of a QIPO, the Company would have a “right of first refusal” with respect to any proposed transfer of vested restricted shares. After the closing of a QIPO, vested restricted shares may not be sold or transferred for a period of six months or a period of time determined by the underwriter (the “lock up period”). If the grantee terminates its employment prior to the closing date of a QIPO and a trade sale, the Group would have the right to acquire the vested restricted shares from the senior officer at a market price as determined by third-party valuation experts.

Upon the closing of IPO, the administrator of the 2013 Plan was changed from Leading Advice to the Company’s compensation committee.

Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares.

As of December 31, 2014, 8,764,000 restricted shares were granted to a few senior officers.

(1)	6,285,737 of these restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.

(2)	1,383,858 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(3)	60,000 of these restricted shares will vest over one year schedule in which one-fourth of the restricted shares shall be vested upon the end of each quarter since the grant date.

(4)	180,000 of these restricted shares will vest in one month since the grant date.

(5)	The remaining 854,405 restricted shares granted will vest over a four-year schedule as stated below:

(i)	One-fourth of the restricted shares shall vest on the earlier of: (i) the first anniversary of the grant date, or (ii) upon a QIPO; and

(ii)	The remainder three quarters of the restricted shares shall vest in equal instalments on a monthly basis over a thirty-six month vesting period afterwards.

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2012, 2013 and 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2013:	—
Granted	8,095,238	3.15

Unvested at December 31, 2013	8,095,238
Granted	4,233,558	2.89
Vested	(1,563,222)
Forfeited	(3,564,796)

Unvested at December 31, 2014	7,200,778

Vested and expected to vest at December 31, 2014	7,683,884

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted to senior officers are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2014, total unrecognized compensation expense relating to the restricted shares was USD 20,058 thousand. No restricted shares were issued to non-employees.

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (“the 2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted is 14,195,412 shares to certain officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries and consolidated affiliated entities. The company issued 14,195,412 common shares to Leading Advice, a company owned by the Group’s chairman and chief executive officer. The issuance of common shares was to facilitate the administration of the 2014 plan. The 2014 Plan was administered by the Company’s compensation committee.

As of December 31, 2014, 3,896,500 restricted shares were granted to certain officers and employees of the Group:

(1)	2,096,500 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(2)	The remaining 1,800,000 restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2014 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	—
Granted	3,896,500	1.77

Unvested at December 31, 2014	3,896,500

Vested and expected to vest at December 31, 2014	3,312,025

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2014, total unrecognized compensation expense relating to the restricted shares was USD 6,713 thousand. No restricted shares were issued to non-employees.

Total compensation costs recognized for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Sales and marketing expenses	46	43	66
General and administrative expenses	1,102	1,080	6,407
Research and development expenses	1,085	973	1,171

Total	2,233	2,096	7,644